Schedule of Fair Value on Recurring Basis (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Assets:
Goodwill	$ 21,992,000	$ 21,991,721	$ 18,972,475
Liabilities:
Earnout liability (Note 4)	500,000	990,673	14,850
1800 Diagonal convertible notes	8,759,000	8,759,000
Private Placement Convertible Notes	8,759,000	8,759,000
Related Party [Member]
Assets:
Bifurcated embedded derivative asset – related party		9,000	63,000
Fair Value, Inputs, Level 3 [Member]
Assets:
Definite-lived intangibles	7,737,000	8,027,391	3,883,853
Goodwill	21,992,000	21,991,721	18,972,475
Liabilities:
GEM warrant liabilities
Earnout liability (Note 4)	500,000	990,673
Yorkville convertible note	571,000	1,200,000
Agile term notes	1,299,000	1,728,487	3,143,000
1800 Diagonal convertible notes	836,000	746,987	432,000
Private Placement Convertible Notes	1,890,000	1,856,000
Private Placement Warrants	1,250,000	295,603
Boot Capital note	123,000	115,836
GEM warrant liabilities		378	15,000
Yorkville convertible note		1,200,501
Fair Value, Inputs, Level 3 [Member] | Related Party [Member]
Assets:
Bifurcated embedded derivative asset – related party		9,000	63,000
Liabilities:
Bifurcated embedded derivative liability – related party	13,000	9,000
Fair Value, Inputs, Level 1 [Member]
Liabilities:
Warrant liabilities – public			$ 2,300